Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of operating segments [line items]
Net interest income	$ 2,761	$ 2,801	$ 2,596
Non-interest income	2,094	1,971	1,969
Revenue	4,855	4,772	4,565
Provision for (reversal of) credit losses	261	402	338
Amortization and impairment	246	312	171
Other non-interest expenses	2,819	2,526	2,589
Income (loss) before income taxes	1,529	1,532	1,467
Income taxes	317	339	285
Net income (loss)	1,212	1,193	1,182
Non-controlling interests	7	8	4
Equity shareholders	1,205	1,185	1,178
Average assets	679,531	655,971	620,599
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,618	1,631	1,563
Non-interest income	596	594	601
Revenue	2,214	2,225	2,164
Provision for (reversal of) credit losses	215	255	208
Amortization and impairment	57	24	23
Other non-interest expenses	1,102	1,132	1,304
Income (loss) before income taxes	840	814	629
Income taxes	223	213	167
Net income (loss)	617	601	462
Non-controlling interests	0
Equity shareholders	617	601	462
Average assets	260,661	259,393	259,817
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	315	304	313
Non-interest income	740	722	671
Revenue	1,055	1,026	984
Provision for (reversal of) credit losses	35	80	43
Amortization and impairment	7	2	1
Other non-interest expenses	554	528	513
Income (loss) before income taxes	459	416	427
Income taxes	123	111	114
Net income (loss)	336	305	313
Non-controlling interests	0
Equity shareholders	336	305	313
Average assets	65,257	64,694	60,189
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	348	342	345
Non-interest income	159	160	134
Revenue	507	502	479
Provision for (reversal of) credit losses	15	17	16
Amortization and impairment	32	28	27
Other non-interest expenses	267	258	247
Income (loss) before income taxes	193	199	189
Income taxes	24	20	21
Net income (loss)	169	179	168
Non-controlling interests	0
Equity shareholders	169	179	168
Average assets	51,609	49,891	46,710
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	384	362	292
Non-interest income	487	378	420
Revenue	871	740	712
Provision for (reversal of) credit losses	(10)	45	66
Amortization and impairment	3	1	2
Other non-interest expenses	416	385	366
Income (loss) before income taxes	462	309	278
Income taxes	127	79	72
Net income (loss)	335	230	206
Non-controlling interests	0
Equity shareholders	335	230	206
Average assets	203,972	189,111	176,567
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	96	162	83
Non-interest income	112	117	143
Revenue	208	279	226
Provision for (reversal of) credit losses	6	5	5
Amortization and impairment	147	257	118
Other non-interest expenses	480	223	159
Income (loss) before income taxes	(425)	(206)	(56)
Income taxes	(180)	(84)	(89)
Net income (loss)	(245)	(122)	33
Non-controlling interests	7	8	4
Equity shareholders	(252)	(130)	29
Average assets	$ 98,032	$ 92,882	$ 77,316